Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 14,227	$ 15,791	$ 585
State	785	1,874	(570)
Foreign	19,716	17,628	16,019
Current income taxes	34,728	35,293	16,034
Deferred:
Federal	51,828	13,897	(81,597)
State	1,121	(761)	(1,415)
Deferred income taxes	48,073	8,276	(74,704)
Federal	51,828	13,897	(81,597)
State	1,121	(761)	(1,415)
Foreign	(1,873)	(2,998)	(1,169)
Deferred Income Taxes	51,076	10,138	(84,181)
Income tax	$ 85,804	$ 45,431	$ (68,147)